Schedule of Investments(a)
November 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–102.77%
Apartments –8.23%
AvalonBay Communities, Inc.	331,267	$57,938,598
UDR, Inc.	1,542,142	63,952,629
		121,891,227
Data Centers –8.96%
Digital Realty Trust, Inc.	468,874	52,729,570
Equinix, Inc.	115,931	80,067,745
		132,797,315
Free Standing –6.87%
Agree Realty Corp.	406,664	28,446,147
Essential Properties Realty Trust, Inc.	591,764	13,734,842
Realty Income Corp.	945,055	59,604,619
		101,785,608
Health Care–8.60%
Healthcare Realty Trust, Inc.(b)	1,578,640	32,409,479
Healthpeak Properties, Inc.	1,154,510	30,317,432
Ventas, Inc.	835,039	38,854,365
Welltower, Inc.	363,068	25,788,720
		127,369,996
Industrial–13.49%
Exeter Industrial Value Fund L.P.(c)(d)	4,185,000	240,378
Prologis, Inc.	1,077,722	126,944,874
Rexford Industrial Realty, Inc.(b)	966,035	53,412,075
Terreno Realty Corp.	329,110	19,299,011
		199,896,338
Infrastructure REITs–18.22%
American Tower Corp.	605,960	134,068,650
Crown Castle, Inc.	390,694	55,255,853
SBA Communications Corp., Class A	269,474	80,653,568
		269,978,071
Lodging Resorts–2.69%
Hilton Worldwide Holdings, Inc.	24,877	3,547,958
Host Hotels & Resorts, Inc.(b)	1,373,430	26,012,764
Ryman Hospitality Properties, Inc.(b)	113,113	10,353,233
		39,913,955
Manufactured Homes–6.36%
Equity LifeStyle Properties, Inc.	472,597	31,389,893
Sun Communities, Inc.	427,609	62,815,762
		94,205,655
Office–5.47%
Alexandria Real Estate Equities, Inc.	338,573	52,685,344
Kilroy Realty Corp.	657,036	28,397,096
		81,082,440
Shares		Value
Self Storage–5.12%
CubeSmart	956,432	$39,586,721
Life Storage, Inc.	337,947	36,325,923
		75,912,644
Shopping Centers–6.40%
Brixmor Property Group, Inc.	1,532,261	35,517,810
Federal Realty Investment Trust	144,810	16,088,391
Kimco Realty Corp.	1,884,195	43,185,749
		94,791,950
Single Family Homes–4.94%
American Homes 4 Rent, Class A	397,478	13,144,598
Invitation Homes, Inc.	1,839,207	60,013,324
		73,157,922
Specialty–7.42%
Gaming and Leisure Properties, Inc.	500,571	26,335,040
Lamar Advertising Co., Class A	119,411	11,957,818
Outfront Media, Inc.	643,641	11,772,194
VICI Properties, Inc.(b)	1,752,085	59,921,307
		109,986,359
Total Common Stocks & Other Equity Interests (Cost $1,298,781,108)		1,522,769,480
Money Market Funds–0.87%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(e)(f)	4,389,574	4,389,574
Invesco Liquid Assets Portfolio, Institutional Class, 3.95%(e)(f)	3,570,952	3,572,023
Invesco Treasury Portfolio, Institutional Class, 3.76%(e)(f)	5,016,655	5,016,655
Total Money Market Funds (Cost $12,977,369)		12,978,252
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-103.64% (Cost $1,311,758,477)		1,535,747,732
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.20%
Invesco Private Government Fund, 3.83%(e)(f)(g)	29,865,175	29,865,175
Invesco Private Prime Fund, 4.15%(e)(f)(g)	76,763,497	76,778,847
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $106,637,291)		106,644,022
TOTAL INVESTMENTS IN SECURITIES–110.84% (Cost $1,418,395,768)		1,642,391,754
OTHER ASSETS LESS LIABILITIES–(10.84)%		(160,624,921)
NET ASSETS–100.00%		$1,481,766,833

Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

Notes to Schedule of Investments:
(a)	Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs Index, which is exclusively owned by NAREIT.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	The Fund has a remaining commitment to purchase additional interests, which are subject to the terms of the limited partnership agreements for the following securities:

Security	Remaining Commitment	Percent Ownership
Exeter Industrial Value Fund L.P.	$315,000	1.26%

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,425,636	$85,259,403	$(86,295,465)	$-	$-	$4,389,574	$54,173
Invesco Liquid Assets Portfolio, Institutional Class	4,623,479	60,899,574	(61,952,570)	284	1,256	3,572,023	53,435
Invesco Treasury Portfolio, Institutional Class	6,200,726	97,439,317	(98,623,388)	-	-	5,016,655	72,706
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,633,272	362,415,352	(345,183,449)	-	-	29,865,175	307,478*
Invesco Private Prime Fund	29,477,637	772,865,726	(725,573,474)	9,786	(828)	76,778,847	862,875*
Total	$58,360,750	$1,378,879,372	$(1,317,628,346)	$10,070	$428	$119,622,274	$1,350,667

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,522,529,102	$—	$240,378	$1,522,769,480
Money Market Funds	12,978,252	106,644,022	—	119,622,274
Total Investments	$1,535,507,354	$106,644,022	$240,378	$1,642,391,754
Invesco Real Estate Fund